Note 5 - Fair Value Measurements (Details Textual) - EBP 27-1560715 001 [Member]	Dec. 31, 2025
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Pooled Separate Account [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]